Liquidity and Going Concern Consideration (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 44.5
Net cash outflows from operating activities	19.3
Accumulated losses	39.4
Cash and cash equivalents	$ 6.4